UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 02/28/2013

Item 1	–	Schedule of Investments

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 90.2%
Corporate – 4.0%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	$3,500	$3,557,330
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15(a)	2,000	2,111,920
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,612,808
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,136,250
New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,091,450
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,256,562

		10,766,320

County/City/Special District/School District – 5.1%
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/35	1,250	1,339,950
5.00%, 7/01/36	300	320,961
Collingswood School District New Jersey, GO, Refunding, Board of Education of the Borough of Collingswood, County of Camden:
2.75%, 6/01/29	1,170	1,115,958
2.75%, 6/01/30	1,165	1,096,894
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	856,157
6.00%, 11/01/30	1,090	1,294,550
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,994,265
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,792,688
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	380	277,335
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,783,946
Union County New Jersey, GO, Refunding, Vocational - Technical School, Series C, 3.50%, 3/01/31	1,640	1,715,129

		13,587,833

Education – 13.4%
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A:
6.00%, 7/01/32	700	773,689
6.10%, 7/01/44	355	389,108
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,794,525
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,506,915
Georgian Court College Project, Series C, 6.50%, 7/01/13(b)	750	766,208
Rowan University, Series C (NPFGC), 5.13%, 7/01/14(b)	715	761,454
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,129,987
Georgian Court University, Series D, 5.00%, 7/01/33	500	528,910
Kean University, Series A, 5.25%, 9/01/29	1,705	1,967,297
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,149,360
Ramapo College, Series B, 5.00%, 7/01/42	560	633,567
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	305,006
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,380,938
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	220,887
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	285,339
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,480,374
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	3,126,075
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,465,920
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,133,700
Series 1A, 5.00%, 12/01/25	100	110,684
Series 1A, 5.00%, 12/01/26	645	710,990
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,757,445

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Institute of Technology, RB, Series A (concluded):
5.00%, 7/01/42	$915	$1,043,878
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	250,705
(NPFGC), 5.00%, 6/15/29	1,000	1,019,830
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	250,845
5.00%, 12/01/31	1,000	1,002,710

		35,946,346

Health – 17.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,922,798
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	1,006,830
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	895,965
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	511,605
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,535,745
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,085,360
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	616,740
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	471,836
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	791,745
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,142,823
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,890	2,025,041
Pascack Valley Hospital Association, 6.00%, 7/01/13(c)(d)	830	8
Virtua Health (AGC), 5.50%, 7/01/38	3,620	4,028,372
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,698,594
Barnabas Health Issue, Series A, 5.00%, 7/01/25	2,230	2,618,711
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,500,570
CAB, St. Barnabas Health, Series B, 5.01%, 7/01/36(e)	7,360	2,321,197
CAB, St. Barnabas Health, Series B, 5.02%, 7/01/37(e)	7,000	2,092,510
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19(f)	125	154,425
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,893,184
Holy Name Medical Center, 5.00%, 7/01/25	500	544,115
Meridian Health System Obligation, 5.00%, 7/01/27	1,500	1,720,380
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,655,940
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,263,400
St. Barnabas Health Series A, 5.63%, 7/01/32	1,540	1,752,212
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,416,972

		46,667,078

Housing – 5.6%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,935	1,938,444
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,186,709
M/F Housing, Series A, 4.20%, 11/01/32	1,500	1,552,905
S/F Housing, Series AA, 6.50%, 10/01/38	1,085	1,134,997
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,360	2,473,846
S/F Housing, Series U, AMT, 4.95%, 10/01/32	605	630,743
S/F Housing, Series X, AMT, 4.85%, 4/01/16	865	887,127
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series B (AGM), 6.15%, 11/01/20	195	195,571

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, Refunding RB (concluded):
S/F Housing, Series T, AMT, 4.65%, 10/01/32	$3,755	$3,896,113

		14,896,455

State – 17.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.64%, 11/01/24(e)	10,000	7,366,600
CAB, Series B, 3.07%, 11/01/27(e)	4,135	2,644,250
Election of 2005, Series A, 5.80%, 11/01/15(b)	1,640	1,875,668
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,818,025
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.09%, 7/01/21(e)	1,675	1,296,969
Cigarette Tax, 5.75%, 6/15/14(b)	2,000	2,143,240
Kapkowski Road Landfill Project, Series B-MB, AMT, 6.50%, 4/01/31	2,000	2,367,840
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,097,660
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,155,979
School Facilities Construction (AGC), 6.00%, 12/15/18(b)	330	422,146
School Facilities Construction (AGC), 6.00%, 12/15/34	670	801,950
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,213,680
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	538,440
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,754,985
New Jersey EDA, Refunding RB:
5.00%, 6/15/29	640	714,515
CAB, Economic Fund, Series A (NPFGC), 2.68%, 3/15/21(e)	2,000	1,613,800
Cigarette Tax, 5.00%, 6/15/22	1,700	2,017,373
School Facilities Construction, Series NN,, 5.00%, 3/01/30	4,570	5,329,351
New Jersey EDA, Special Assessment Refunding RB, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,994,425
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	969,502
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,119,660
5.25%, 6/15/30	1,110	1,238,127
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,200,530

		45,694,715

Transportation – 23.3%
Delaware River & Bay Authority, RB, Series A, 4.00%, 1/01/31	1,000	1,080,210
Delaware River Joint Toll Bridge Commission, Refunding RB:
5.00%, 7/01/13(b)	2,450	2,489,714
Series A, 3.00%, 7/01/28	1,000	971,610
Series A, 3.13%, 7/01/30	1,000	974,680
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,875	2,089,369
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,076,410
5.25%, 1/01/46	4,900	5,395,488
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, CAB, Series B (AMBAC), 0.00%, 1/01/15(g)	1,510	1,443,031
Series C (AGM), 5.00%, 1/01/30	2,500	2,695,375
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	490	559,869
Series A (BHAC), 5.25%, 1/01/30	1,000	1,300,390
Series B, 3.50%, 1/01/30	1,000	1,016,660
Series B, 5.00%, 1/01/30	1,480	1,731,955
Series C (NPFGC), 6.50%, 1/01/16	355	409,887
Series C (NPFGC), 6.50%, 1/01/16(f)	190	222,243
Series I, 5.00%, 1/01/35	2,500	2,797,250
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.37%, 12/15/32(e)	10,000	4,249,300
CAB, Series A, 4.58%, 12/15/35(e)	5,500	1,958,935
CAB, Series A, 4.73%, 12/15/38(e)	12,050	3,607,649

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
CAB, Series C (AGM), 4.39%, 12/15/34(e)	$4,870	$1,889,950
CAB, Series C (AMBAC), 4.58%, 12/15/35(e)	1,380	491,515
Series A, 6.00%, 6/15/35	3,185	3,905,702
Series A, 5.00%, 6/15/42	2,000	2,217,800
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,263,824
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,222,560
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,234,050
Port Authority of New York & New Jersey, Refunding RB:	5,000	5,361,500
Consolidated, 147th Series, AMT, 4.75%, 4/15/37
Consolidated, 173rd Series, 4.00%, 12/01/31	840	921,682
Consolidated, 177th Series,, AMT, 3.50%, 7/15/37	2,000	1,900,220
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,000	1,009,740
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,184,930
Special Project, JFK International Air Terminal 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,000,740
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	295	341,262
5.00%, 11/01/29	295	340,462

		62,355,962

Utilities – 4.3%
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 1.77%, 8/01/21 (f)(e)	5,000	4,310,150
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,426,304
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 4.00%, 6/15/32	1,500	1,619,250
County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,000	2,287,060
Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,750	1,889,020
		11,531,784

Total Municipal Bonds in New Jersey		241,446,493

Puerto Rico – 5.2%
State – 2.6%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,289,820
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,241,830
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.60%, 8/01/41(e)	7,750	1,613,395
		7,145,045
Transportation – 0.4%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	900	1,031,004
Utilities – 2.2%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,034,460
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 7/01/40	3,520	3,556,045
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/29	1,220	1,255,075
		5,845,580

Total Municipal Bonds in Puerto Rico		14,021,629

Total Municipal Bonds – 95.4%		255,468,122

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(h)
New Jersey – 5.0%
Transportation – 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	5,000	5,710,200
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	554,420

		6,264,620

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY28, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(h)	Par (000)	Value
New Jersey (concluded)
Utilities – 2.6%
Union County Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$7,054,488

Total Municipal Bonds in New Jersey		13,319,108

Puerto Rico – 0.3%
State – 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	760	829,646

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 5.3%		14,148,754

Total Long-Term Investments (Cost – $244,420,978) – 100.7%		269,616,876

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00%(i)(j)	3,164,675	3,164,675
Total Short-Term Securities (Cost – $3,164,675) – 1.2%		3,164,675

Total Investments (Cost – $247,585,653*) – 101.9%		272,781,551

Other Assets Less Liabilities – 0.9%		2,405,753
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (2.8)%		(7,612,637)

Net Assets – 100.0%		$267,574,667

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$239,611,511

Gross unrealized appreciation	$25,867,322
Gross unrealized depreciation	(307,282)

Net unrealized appreciation	$25,560,040

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Security is collateralized by Municipal or US Treasury obligations.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF New Jersey Municipal Money Fund	4,058,365	(893,690)	3,164,675	$5

(j)	Represents the current yield as of report date.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.
	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	IBC	Insured Bond Certificates
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Financial Guaranty
	RB	Revenue Bonds
	S/F	Single-Family

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(34)	30-Year US Treasury Bond	Chicago Board of Trade	June 2013	$4,888,563	$(2,178)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$269,616,876	–	$269,616,876
Short-Term Securities	$3,164,675	–	–	3,164,675

Total	$3,164,675	$269,616,876	–	$272,781,551

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,178)	–	–	$(2,178)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$102,000	—	—	$102,000
Liabilities:
Bank overdraft	—	$(143)	—	(143)
TOB trust certificates	—	(7,610,000)	—	(7,610,000)

Total	$102,000	$(7,610,143)	—	$(7,508,143)

There were no transfers between levels during the period ended February 28, 2013.

BLACKROCKMULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY28, 2013	7

Schedule of Investments February 28, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 74.5%
Corporate – 5.7%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,079,830
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,900,996
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,063,093
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	12,000,698
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,337,380
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	315,519
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	1,725	1,878,059
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,717,839

		30,293,414

County/City/Special District/School District – 8.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,493,183
5.00%, 5/01/42	5,400	5,776,758
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	3,955	4,451,194
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	1,905	2,224,507
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/36	2,000	2,279,520
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,184,101
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	1,295	1,339,794
4.00%, 8/15/42	275	283,195
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,796,475
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,396,760
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	443,988
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,728,798
Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	1,235	1,310,261
Series A, 4.00%, 4/01/35	1,210	1,244,739
Series A, 4.00%, 4/01/38	1,190	1,211,468
Series A, 4.00%, 4/01/41	450	457,925
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,693,903

		47,316,569

Education – 13.7%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	669,581
5.00%, 8/15/25	765	879,031
5.00%, 8/15/26	760	869,045
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,116,920
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	7,039,561
Villanova University, 5.25%, 12/01/31	600	688,326
Pennsylvania Higher Educational Facilities Authority, RB:
5.00%, 10/01/35	890	972,156
5.00%, 10/01/44	2,450	2,655,677
Drexel University, Series A, (NPFGC), 5.00%, 5/01/37	2,650	2,852,036
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,777,543
Thomas Jefferson University, 5.00%, 3/01/40	11,000	12,190,530
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	8,080,981
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	10,890,610
Thomas Jefferson University, 4.00%, 3/01/37	755	774,237

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (concluded):
Thomas Jefferson University, 5.00%, 3/01/42	$630	$710,218
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,646,950
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,801,548
5.00%, 8/15/29	2,000	2,272,040
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,720,126

		73,607,116

Health – 14.0%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,986,410
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	645	676,470
Residential Resource, Inc. Project, 5.13%, 9/01/31	750	755,378
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	2,345	2,597,533
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	771,856
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	5,298,653
Cumberland County Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,600,249
Diakon Lutheran Social Ministries Project, 6.38%, 1/01/39	3,000	3,359,430
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,720,950
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,876,542
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	1,013,350
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	1,260	1,282,504
3.75%, 6/01/31	945	953,070
Series A, 5.13%, 6/01/33	3,255	3,584,373
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
Series A, 4.50%, 11/15/36	4,870	4,911,151
Series A-1, 6.25%, 11/15/29	480	560,842
Montgomery County IDA Pennsylvania, Refunding RB:
Acts Retirement Life Community, 5.00%, 11/15/27	1,385	1,557,793
Acts Retirement Life Communities, 5.00%, 11/15/28	895	996,923
Acts Retirement Life Community, 5.00%, 11/15/29	300	327,993
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,047,650
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	3,255	3,637,072
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,310,048
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	2,705	3,285,195
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	2,640	2,928,578
5.00%, 11/15/27	1,880	2,079,769
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	4,377,672

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	$3,750	$4,340,700

		74,838,154

Housing – 4.4%
Pennsylvania HFA, RB, S/F Mortgage, Series 114C:
3.65%, 10/01/37	4,120	4,106,610
3.70%, 10/01/42	7,915	7,890,780
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 92A, AMT, 4.75%, 4/01/31	1,975	2,012,723
S/F Mortgage, Series 105C, 4.88%, 10/01/34	3,300	3,528,195
S/F Mortgage, Series 110B, 4.75%, 10/01/39	2,250	2,316,037
Series 99A, AMT, 5.15%, 4/01/38	2,295	2,543,663
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	511,615
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	511,615

		23,421,238

State – 9.3%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,826,125
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,185,420
First Series, 5.00%, 6/01/28	5,000	6,077,950
First Series, 5.00%, 3/15/29	3,900	4,529,499
Second Series A, 5.00%, 8/01/24	6,000	7,025,760
Penn Delco Pennsylvania School District, GO:
4.00%, 6/01/32	1,660	1,797,448
4.00%, 6/01/34	1,210	1,299,032
4.00%, 6/01/38	2,265	2,386,812
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	5,825	6,403,539
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,344,386
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,640,800

		49,516,771

Transportation – 14.3%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,061,060
AMT (AGM), 5.00%, 6/15/32	9,500	10,222,665
AMT (AGM), 5.00%, 6/15/37	14,000	15,070,300
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	7,500	8,357,475
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced Turnpike Subordinate Special, RB, Series A:
5.00%, 12/01/37	1,405	1,584,180
5.00%, 12/01/42	2,185	2,444,272
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%, 12/01/42	5,030	5,644,465
Sub-Series A, 5.13%, 12/01/26	1,285	1,486,359
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,724,400
Sub-Series A, 6.00%, 12/01/41	1,200	1,366,932
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	4,565	5,267,645
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,626,009
5.00%, 6/01/29	4,155	4,775,092

		76,630,854

Utilities – 4.3%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,123,480
Bucks County Water & Sewer Authority, RB, Water System, 5.00%, 12/01/41	1,400	1,593,382
City of Philadelphia, Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 5/15/20(a)	1,310	1,606,453
9th Series, 5.25%, 8/01/40	3,300	3,545,091
City of Philadelphia, Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,612,893
Series C (AGM), 5.00%, 8/01/40	2,650	2,962,965
Erie Water Authority, Refunding RB (AGM):
4.00%, 12/01/32	1,755	1,841,311
4.00%, 12/01/34	2,015	2,080,729
4.00%, 12/01/36	1,460	1,500,355

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Utilities (concluded)
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	$825	$890,744
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,495,375

		23,252,778

Total Municipal Bonds in Pennsylvania		398,876,894

Guam – 1.3%
State – 0.4%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,963,069

Tobacco – 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,548,347

Utilities – 0.6%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	1,000	1,039,680
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	2,080	2,301,374
		3,341,054

Total Municipal Bonds in Guam		6,852,470

Puerto Rico – 4.7%
State – 3.6%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, 5.25%, 7/01/17	2,375	2,550,845
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,918,800

		19,469,645

Transportation – 0.00%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/13(b)	5	5,083
Utilities – 1.1%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,724,056
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,050	2,091,615
		5,815,671

Total Municipal Bonds in Puerto Rico		25,290,399

Total Municipal Bonds – 80.5%		431,019,763

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)
Pennsylvania – 30.6%
Education – 8.0%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
4.00%, 8/15/39	2,810	2,863,249
5.75%, 8/15/41	9,280	10,901,958
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	12,528,069
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	11,188,600
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,263,887

		42,745,763

Health – 11.5%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,547,400
Geisinger Authority Pennsylvania Health Systems, RB:
Series A, 5.13%, 6/01/34	7,460	8,272,693
Series A, 5.25%, 6/01/39	5,997	6,656,976
Series A-1, 5.13%, 6/01/41	12,570	14,080,788
Philadelphia Hospitals & Higher Education Facilities Authority, RB, 5.00%, 7/01/41	9,380	10,404,202
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,915,200

		61,877,259

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
Pennsylvania (concluded)
Housing – 3.7%
Pennsylvania HFA, Refunding RB:
Series 96A, AMT, 4.70%, 10/01/37	$6,170	$6,315,674
Series 105C, 5.00%, 10/01/39	4,500	4,599,450
Series 113, 4.85%, 10/01/37	8,100	8,722,485

		19,637,609

State – 7.4%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	10,797	12,599,525
5.00%, 11/15/30	12,470	14,940,182
Pennsylvania Turnpike Commission, RB, Oil Tax, Senior, Series C (NPFGC), 5.00%, 12/01/32	11,000	12,363,010

		39,902,717

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in Pennsylvania		164,163,348

Puerto Rico – 1.0%
State – 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax, Refunding RB, Series C, 5.25%, 8/01/40	4,750	5,185,195

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 31.6%		169,348,543

Total Long-Term Investments (Cost – $546,413,359) – 112.1%		600,368,306

	Shares
Short-Term Securities
BIF Pennsylvania Municipal Money Fund, 0.00%(d)(e)	10,149,580	10,149,580

Total Short-Term Securities (Cost – $10,149,580) – 1.9%		10,149,580

Total Investments (Cost – $556,562,939*) – 114.0%		610,517,886
Other Assets Less Liabilities – 1.0%		5,425,920
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.0)%		(80,280,208)

Net Assets – 100.0%		$535,663,598

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$478,159,531
Gross unrealized appreciation	$54,301,185
Gross unrealized depreciation	(2,184,965)
Net unrealized appreciation	$52,116,220

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Notes to Schedule of Investments

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at February 28, 2013	Income
BIF Pennsylvania Municipal Money Fund	11,736,533	(1,586,953)	10,149,580	$12

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HUD	Department of Housing and Urban Development
	IDA	Industrial Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	–	$600,368,306	–	$600,368,306
Short-Term Securities	$10,149,580	–	–	10,149,580

Total	$10,149,580	$600,368,306	–	$610,517,886

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(205)	–	$(205)
TOB trust certificates	–	(80,242,135)	–	(80,242,135)

Total	–	$(80,242,340)	–	$(80,242,340)

There were no transfers between levels during the period ended February 28, 2013.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-State Municipal Series Trust

Date: April 24, 2013